Stock Based Compensation Plans: (Details 3)	6 Months Ended
Jun. 30, 2013
Stock Based Compensation Plans Details 3 [Abstract]
Risk free interest rate	0.34%
Expected term	2 years
Expected volatility	59.00%
Dividend yield	0.00%